Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan (in shares)	97,055	94,897
Additions during the year	72,443	71,858
Released in the year	(60,673)	(67,737)
Forfeited in the year	(5,352)	(1,963)
Share awards outstanding at 31 Dec (in shares)	103,473	97,055
Weighted average fair value of awards granted (in dollars per share) | $ / shares	$ 7.28	$ 7.89